Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2018
Shareholders' Equity [Abstract]
Schedule of stock options activity

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at December 31, 2017	679,552	$13.20	3.35	$4,517
Granted	-	-
Exercised	(194,392)	10.00
Expired and forfeited	(7,450)	18.47

Outstanding at June 30, 2018	477,710	$14.43	3.20	$2,554

Vested and expected to vest at June 30, 2018	477,710	$14.43	3.20	$2,554

Exercisable at June 30, 2018	164,208	$11.42	2.40	$1,368

Schedule of stock options under 2013 share option plan

	Options outstanding at June 30, 2018			Options exercisable at June 30, 2018
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number exercisable	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

5.35-6.00	10,400	5.49	0.70	10,400	5.49	0.70
11.12-14.52	294,558	11.79	2.75	153,808	11.82	2.52
18.90-19.85	172,752	19.47	4.11	-	-	-

	477,710			164,208

Schedule of RSUs activity

	Number of RSUs	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at December 31, 2017	240,054	1.74	$4,765
Granted	30,200
Vested	(36,958)
Cancelled and forfeited	(4,450)

Outstanding at June 30, 2018	228,846	1.55	$4,520

Vested and expected to vest at June 30, 2018	228,846	1.55	$4,520

Schedule of departmental allocation of share-based compensation charge

	Six months ended June 30,
	2018*	2017*
	Unaudited

Cost of revenues	$77	$67
Research and development, net	411	242
Sales and marketing, net	462	272
General and administrative	392	659

	$1,342	$1,240

(*)	Including $827 and $778 of compensation cost related to RSUs for the six month periods ended June 30, 2018 and 2017, respectively.